Interim Condensed Consolidated Balance Sheets (Unaudited)		Dec. 31, 2024 HKD ($)		Dec. 31, 2024 USD ($)	Jun. 30, 2024 HKD ($)
Current assets
Cash		$ 26,905,286		$ 3,463,739	$ 8,406,293
Accounts receivable, net		12,882,744		1,658,502	17,130,587
Prepayment, deposits and other receivables		4,755,163		612,171	345,756
Prepaid tax		167,031		21,503	168,199
Total current assets		44,710,224		5,755,915	26,050,835
Property and equipment, net		1,792,377		230,747	677,094
Long-term investments		17,467,087		2,248,682
Deferred tax assets		82,050		10,563
Intangible assets, net		2,223,000		286,185
Goodwill		6,101,447		785,490
Deferred IPO costs					5,587,622
Total non-current assets		27,665,961		3,561,667	6,264,716
Total assets		72,376,185		9,317,582	32,315,551
Current liabilities
Accounts payable		80,000		10,299	12,838,317
Accrued expenses and other payables		3,615,275		465,423	3,542,000
Amount due to a director		31,837		4,099	39,591
Tax payable		32,396		4,171
Contract liabilities		706,152		90,909	1,739,130
Total current liabilities		4,468,309		575,242	18,161,460
Non-current liabilities
Employee benefits		11,095		1,428
Total non-current liabilities		11,095		1,428
Total liabilities		4,479,404		576,670	18,161,460
Commitment and contingencies
Shareholders’ equity
Shares subscription receivable					(7,666)
Additional paid-in capital		54,979,300		7,077,938
Retained earnings		12,908,596		1,661,830	14,153,991
Total shareholders’ equity		67,896,781	[1]	8,740,912	14,154,091	[1]
Total equity
Total liabilities and shareholders’ equity		72,376,185		9,317,582	32,315,551
Related party
Current liabilities
Amount due to a related party		2,649		341	2,422
Class A Ordinary shares
Shareholders’ equity
Ordinary shares	[2]	6,633		854	5,514
Class B Ordinary shares
Shareholders’ equity
Ordinary shares	[2]	$ 2,252		$ 290	$ 2,252

[1]	The shares and per share information are presented on a retroactive basis to reflect the adoption of a dual-class share structure and the issuance of Class B Ordinary Shares
[2]	The shares and per share information are presented on a retroactive basis to reflect the adoption of a dual-class share structure and the issuance of Class B Ordinary Shares